REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM


To the Board of Trustees of
Northern Lights Fund Trust
and the Shareholders of
TransWestern Institutional
Short Duration Government
Bond Fund


In planning and performing our
audit of the financial
statements of TransWestern
Institutional Short Duration
Government Bond Fund, a
series of shares of beneficial
interest in Northern Lights Fund
Trust (the Fund), as of
December 31, 2019, and for the
year then ended, in accordance
with the standards of the Public
Company Accounting Oversight
Board (United States) (PCAOB),
we considered the Funds
internal control over financial
reporting, including controls
over safeguarding securities, as
a basis for designing our
auditing procedures for the
purpose of expressing our
opinion on the financial
statements and to comply with
the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds
internal control over financial
reporting.  Accordingly, we
express no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits
and related costs of controls.  A
funds internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the
reliability of financial reporting
and the preparation of financial
statements for external
purposes in accordance with
accounting principles generally
accepted in the United States of
America (GAAP).  A funds
internal control over financial
reporting includes those
policies and procedures that (1)
pertain to the maintenance of
records that, in reasonable
detail, accurately and fairly
reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of the financial
statements in accordance with
GAAP, and that receipts and
expenditures of the fund are
being made only in accordance
with authorizations of
management and trustees of
the fund; and (3) provide
reasonable assurance regarding
prevention or timely detection
of unauthorized acquisition, use
or disposition of a funds assets
that could have a material
effect on the financial
statements.

Because of inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements.  Also,
projections of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become
inadequate because of changes
in conditions or that the degree
of compliance with the policies
or procedures may deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation
of a control does not allow
management or employees, in
the normal course of
performing their assigned
functions, to prevent or detect
misstatements on a timely
basis.  A material weakness is a
deficiency, or combination of
deficiencies, in internal control
over financial reporting, such
that there is a reasonable
possibility that a material
misstatement of the Funds
annual or interim financial
statements will not be
prevented or detected on a
timely basis.
Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material
weaknesses under standards
established by the PCAOB.
However, we noted no
deficiencies in the Funds
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that we
consider to be a material
weakness, as defined above, as
of December 31, 2019.

This report is intended solely
for the information and use of
management and the
shareholders of TransWestern
Institutional Short Duration
Government Bond Fund, the
Board of Trustees of Northern
Lights Fund Trust and the
Securities and Exchange
Commission and is not intended
to be and should not be used by
anyone other than these
specified parties.


BBD, LLP


Philadelphia, Pennsylvania
February 28, 2020